Schedule of Operating Lease Liability Maturity (Details)	Dec. 31, 2022 USD ($)
Major Customers And Accounts Receivable
2023	$ 112,508
2024	107,632
2025	99,186
2026	102,162
2027	78,336
Total future minimum lease liabilities	$ 499,824